Commitments, Guarantees, and Contingent Liabilities (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Lease payments, loans and investment in operating leases	¥ 4,896,385	¥ 4,743,956
Other assets and other	2,121,196	2,057,828
Total Assets	15,769,189	15,289,385
Asset Pledged as Collateral without Right
Commitments and Contingencies Disclosure [Line Items]
Lease payments, loans and investment in operating leases	137,056	148,057
Investment in securities	261,652	183,441
Property under facility operations	189,660	130,191
Other assets and other	104,840	110,159
Total Assets	¥ 693,208	¥ 571,848